INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 1,745
Deferred tax (liabilities), beginning balance	(5,202)
Net deferred tax (liability), beginning balance	(3,457)	$ (3,064)
Income	(96)	554
Equity	0	8
Acquisitions and Dispositions	0	3
OCI	125	(47)
Increase in deferred tax liability	933	(911)
Deferred tax assets, ending balance	1,404	1,745
Deferred tax liabilities, ending balance	(3,899)	(5,202)
Net deferred tax (liability), ending balance	(2,495)	(3,457)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,745	1,691
Income	(260)	8
Equity	0	7
Acquisitions and Dispositions	0	0
OCI	(10)	33
Increase in deferred tax liability	(71)	6
Deferred tax assets, ending balance	1,404	1,745
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(5,202)	(4,755)
Income	164	546
Equity	0	1
Acquisitions and Dispositions	0	3
OCI	135	(80)
Increase in deferred tax liability	1,004	(917)
Deferred tax liabilities, ending balance	$ (3,899)	$ (5,202)